Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2012 Unaudited
Assets
Cash and cash equivalents	$ 3,479,484	$ 1,198,352
Amounts receivable and prepaid expenses (note 5)	437,876	304,130
Loan to related party (note 5)	258,416	202,357
Marketable securities (note 6)	20,542	11,029
Total current assets	4,196,318	1,715,868
Equipment (note 4)	50,624	48,720
Total assets	4,246,942	1,764,588
Liabilities and Stockholders' Equity
Accounts payable and accrued liabilities	1,646,686	874,492
Total liabilities	1,646,686	874,492
Stockholders' Equity
Common stock, 350,000,000 shares authorized, $0.001 par value, 163,254,320 issued and outstanding (June 30, 2012 -156,747,178) (note 8)	156,747	163,254
Additional paid-in capital (note 8)	69,724,488	72,043,568
Donated capital	20,750	20,750
Accumulated comprehensive loss	(52,336)	(61,849)
Accumulated deficit during exploration stage	(67,249,393)	(71,275,627)
Total stockholders' equity	2,600,256	890,096
Total liabilities and stockholders' equity	$ 4,246,942	$ 1,764,588